Commitments and Contingencies - Schedule of Future Repurchase Contingencies (Details) - Repurchase Contingencies - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Remainder of 2024	$ 2,831
2024	7,400	$ 3,735
2025	27,020	7,464
2026	23,302	29,524
2027	5,525	26,145
Thereafter	6,000
Total	$ 72,078	$ 74,232